Note 8 - Income Tax - Summary of Differences Between Income Tax and Theoretical Amount Using Tax Rate in Each Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Income (loss) before income tax	$ 1,242,766	$ (619,267)	$ 933,710
Impairment charge	57,075	622,402	0
Income before income tax without impairment charges	1,299,841	3,135	933,710
Tax calculated at the tax rate in each country	(209,765)	21,052	(186,752)
Effect of currency translation on tax base	(76,043)	(72,936)	(53,296)
Changes in the tax rates	(29,881)	(958)	13
Utilization of previously unrecognized tax losses	966	98	547
Tax revaluation, withholding tax and others	125,275	29,594	37,036
Tax charge	$ 189,448	$ 23,150	$ 202,452